Costs	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Costs
26. COSTS

	2025	2024	2023
Inventories at the beginning of the fiscal year	1,546	1,683	1,738
Purchases	4,748	4,531	5,106
Production costs (1)	8,506	9,252	8,703
Translation effect	(19)	(10)	(29)
Inventories write-down (2)	(1)	(21)	-
Adjustment for inflation (3)	7	28	18
Increases from business combinations	8	-	-
Reclassifications	-	(7)	-
Inventories at the end of the fiscal year	(1,447)	(1,546)	(1,683)

	13,348	13,910	13,853

(1)	See Note 27.
(2)	See Note 12.
(3)
Corresponds to the adjustment for inflation of opening balances of inventories of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.